Vessels, net/ Advances for vessel acquisition/ Vessel held for sale, Vessel held for sale (Details) - USD ($)	3 Months Ended	6 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	May 09, 2022
Plan [Member]
Vessel Held for Sale [Abstract]
Gain of sale of vessel	$ 3,700,000
M/T Wonder Arcturus [Member]
Vessel Held for Sale [Abstract]
Sales price			$ 13,150,000
Impairment charges		$ 0
M/T Wonder Arcturus [Member] | Plan [Member]
Vessel Held for Sale [Abstract]
Gain of sale of vessel	$ 3,700,000